Consolidated statements of financial position (Details 3)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Consolidated statements of financial position
Lease liabilities, beginning	€ 559,041	$ 559,041	€ 845,948
Additions	1,225,110		101,993
Derecognition	(20,555)		(20,555)
Re-payments	(340,088)		(366,156)
Short-term liability for accrued interest expense	1,136		(388)
Foreign exchange difference	7,882		(1,802)
Lease liabilities, ending	€ 1,432,526		€ 559,041